UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2020

Date of reporting period: January 31, 2020

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
January 31, 2020

O’Shaughnessy Market Leaders Value Fund
Class I Shares – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I Shares – OFSIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I Shares – OFMIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

TABLE OF CONTENTS

Letter to Shareholders	1
Expense Example	4
Sector Allocation of Portfolio Assets	6
Schedule of Investments	9
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	27
Approval of Investment Advisory Agreement	36
Notice to Shareholders	39
Householding	39
Privacy Notice	40

O’Shaughnessy Mutual Funds

Market Leaders Value Fund

For the six-month fiscal period ended January 31, 2020, Class I shares of the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”) returned 1.40% underperforming the Russell 1000 Value® Index, which returned 5.65% for the same period.

During the period, having a lower exposure to mega cap stocks than the benchmark hurt the strategy by -2.40%. We measure the impact of our focus on the top decile of stocks by Shareholder Yield, which detracted -1.57%. From the top decile of Shareholder Yield, we eliminate low quality stocks. This detracted -0.15% from relative returns. Finally, our portfolio construction methodology, which seeks to own more of stocks qualifying more frequently, recently, and with the highest overall factor profile detracted -0.13%.

Overall, sector allocation effects contributed and selection effects detracted from relative returns during the 6-month fiscal period. An underweight to Energy and overweight to Information Technology were the largest contributors to allocation effects. These effects were mitigated, but still positive on the period, largely by having no exposure to the Utilities sector. Utilities posted a return over 15% during the period, which detracted.

Security selection in Financials, Consumer Discretionary, Materials and Industrials were large detractors from performance. Selection within Health Care helped to dampen this large underperformance. Eli Lilly & Co., NXP Semiconductors, and Amgen, Inc. were positions that contributed to performance, as they were all up over 17% in the period. Additionally, the absence of Exxon Mobil in the portfolio aided returns. Ebay, Inc., Cisco Systems, and Franklin Resources were the positions that detracted the most from performance, as they were all down over 15% in the period.

Based on our historical research, the themes that we emphasize in the Market Leaders Value Fund should outperform over longer holding periods but can experience shorter periods of time when they are less successful. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations, and quality to outperform in the years to come.

Small Cap Value Fund

For the six-month fiscal period ended January 31, 2020, Class I shares of the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) returned -3.27%, underperforming the Russell 2000 Value® Index which returned 1.89% for the same period.

During the period, having greater exposure to smaller stocks in the benchmark hurt the strategy by -1.63%. We measure the impact of our focus on the top decile of stocks by Value, which added 0.55%. From the top decile of Value, we eliminate low quality stocks. This detracted -0.31% from relative returns. Finally, our portfolio construction methodology, which seeks to own more of stocks qualifying more frequently, recently, and with the highest overall factor profile detracted -3.80%.

Overall, selection and allocation effects detracted for the 6-month fiscal period. Allocation effects were largely negative across most sectors. Energy, Information Technology, Communication Services and Real Estate led the underperformance. Consumer Discretionary, Financials, and Consumer Staples marginally outperformed in the period. Selection within Information Technology, Industrials, and Consumer Staples contributed to returns. Strong selection effects underperformance in Real Estate, Materials, and Consumer Discretionary detracted from returns. BMC Stock Holdings, Inc., Cirrus Logic, Inc., and Tech Data Corp. aided performance as they all returned more than 20% in the period. Sinclair Broadcast Group, Inc., Liberty Oilfield Services, Inc., and Peabody Energy Corp. all detracted from performance as they were all down over 39% in the period.

Based on our historical research, the themes that we emphasize in the Small Cap Value Fund should outperform over longer holding periods but can have shorter periods when they are less favorable. We believe the key to success within this type of strategy is patience, and we expect stocks with attractive quality, valuations, and momentum to outperform in the years to come.

Small/Mid Cap Growth Fund

The Small/Mid Cap Growth fund held an all cash position on 1/31/2020. This is due to the fund being liquidated on 2/14/2020.  This decision was made due to the unfavorable economies of operating a small fund with no realistic prospect for future growth.

O’Shaughnessy Mutual Funds

Market Outlook – Market Leaders Value, Small Cap Value

The 2019 calendar year was marred by trade wars, Fed policy, and political tensions, with the fourth quarter being no different. The Fed cut rates for the third time in October, and the United States-Mexico-Canada Agreement (USMCA) was signed in November, and the U.S. came to a verbal agreement with China on signing a ‘phase one’ trade deal that marked the potential first step to ending the trade war. U.S. equities continued their upward tear during the quarter, and small cap stocks outperformed their large cap peers.

Equity markets experienced strong returns during the period from September to December. This performance was bookended by weak performance to start the period in August as well as in January. Large Cap stocks were down over 2% in August and January. This theme was stronger in small cap stocks, as both respective months were down over 5%. Shareholder Yield and Value performed strongly in large cap stocks from September through December of 2019, with strong Momentum taking a back seat. With the exception of a snap back in September and October, investing in cheap small cap stocks was severely penalized. At the trough in August, the cheapest stocks relative to sales, earnings, and cash flows were underperforming the broad universe of small cap stocks by over 8%.

As long-term investors, we expect periodic downturns to occur and believe that discipline in our factor-based approach should lead to positive excess returns. As this year progresses, we will continue to focus on our niche of the market: quality companies, often trading at out-of-favor prices, which are aggressively returning capital to equity shareholders through dividends and share repurchases, and/or exhibit strong momentum. Given the weight of the evidence—across decades of empirical research and our own live performance—we expect strong performance in the future.

Given Funds’ positioning relative to their benchmarks—measured by the key characteristics we use in our stock selection process—we believe the Funds are well situated for the remainder of 2020.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Real estate investment trusts and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid. The Market Leaders Value Fund and Small Cap Value Fund may experience higher fees and is subject to additional risks due to investments in other investment companies (including exchange-traded funds).

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of Fund holdings.

The Russell 1000® Value Index (“Russell 1000”) measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

“Dividend yield” is the financial ratio that shows how much a company pays out in dividends each year relative to its share price (equal to most recent dividend payment per share (annualized) divided by price per share).

“Cash Flows” are the net amount of cash and cash-equivalents moving into and out of a business. “Price-to-Earnings Ratio” or “P/E valuation” is a ratio for valuing a company that measures its current share price relative to its per-share earnings (equal to Market Value per Share divided by Earnings per Share).

O’Shaughnessy Mutual Funds

“Price-to-Book” (P/B) is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

Earnings growth is not representative of the fund’s future performance.

Must be preceded or accompanied by a prospectus.

O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value, and O’Shaughnessy Small/Mid Cap Growth Fund are distributed by Quasar Distributors, LLC.

O’Shaughnessy Mutual Funds

Expense Example
at January 31, 2020 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/19 – 1/31/20).

Actual Expenses
For each Fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses. Actual net expenses are limited to 0.65% for the Market Leaders Value Fund, 0.99% for the Small Cap Value Fund, and 1.19% for the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each Fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy Market Leaders Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/19	1/31/20	8/1/19 – 1/31/20
Class I Actual	$1,000.00	$1,014.00	$2.68
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,022.47	$2.69

*
Expenses are equal to the Fund’s annualized expense ratio of 0.53% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/19	1/31/20	8/1/19 – 1/31/20
Class I Actual	$1,000.00	$ 967.30	$4.90
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.03

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at January 31, 2020 (Unaudited)

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/19	1/31/20	8/1/19 – 1/31/20
Class I Actual	$1,000.00	$1,019.80	$6.04
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.15	$6.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Market Leaders Value Fund

Sector Allocation of Portfolio Assets
at January 31, 2020 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small Cap Value Fund

Sector Allocation of Portfolio Assets
at January 31, 2020 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at January 31, 2020 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments
at January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS – 95.18%
	Aerospace & Defense – 4.95%
165,702	Arconic, Inc.	$4,962,775
6,708	Huntington Ingalls Industries, Inc.	1,750,788
21,329	Spirit AeroSystems Holdings, Inc. – Class A	1,393,210
89,154	Textron, Inc.	4,094,843
		12,201,616
	Airlines – 2.72%
120,200	Delta Air Lines, Inc.	6,699,948

	Biotechnology – 3.75%
13,471	AbbVie, Inc.	1,091,420
36,303	Amgen, Inc.	7,843,263
1,145	Biogen, Inc.*	307,833
		9,242,516
	Building Products – 0.81%
50,676	Johnson Controls International PLC#	1,999,168

	Capital Markets – 4.97%
49,706	Ameriprise Financial, Inc.	8,221,869
13,003	E*TRADE Financial Corp.	554,188
136,943	Franklin Resources, Inc.	3,464,658
		12,240,715
	Chemicals – 4.68%
62,554	Celanese Corp.	6,474,339
83,125	CF Industries Holdings, Inc.	3,348,275
22,002	LyondellBasell Industries NV – Class A#	1,713,076
		11,535,690
	Commercial Banks – 13.07%
129,603	Bank of America Corp.	4,254,866
128,095	Citigroup, Inc.	9,531,549
26,065	Citizens Financial Group, Inc.	971,703
50,599	Comerica, Inc.	3,094,635
49,844	Fifth Third Bancorp	1,418,062
48,218	KeyCorp	902,159
178,945	Regions Financial Corp.	2,786,174
196,836	Wells Fargo & Co.	9,239,482
		32,198,630
	Communications Equipment – 1.15%
61,788	Cisco Systems, Inc.	2,840,394

	Consumer Finance – 3.75%
142,127	Ally Financial, Inc.	4,552,328
13,633	Discover Financial Services	1,024,247
113,160	Synchrony Financial	3,667,516
		9,244,091

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Containers & Packaging – 0.33%
19,884	International Paper Co.	$809,676

	Diversified Financial Services – 2.12%
35,489	Equitable Holdings, Inc.	852,446
73,014	Voya Financial, Inc.	4,361,126
		5,213,572
	Electrical Equipment – 1.59%
20,439	Rockwell Automation, Inc.	3,917,339

	Food & Staples Retailing – 3.06%
86,103	Kroger Co.	2,312,727
102,939	Walgreens Boots Alliance, Inc.	5,234,448
		7,547,175
	Health Care Providers & Services – 5.50%
118,365	Cardinal Health, Inc.	6,061,472
35,418	DaVita, Inc.*	2,828,836
32,732	McKesson Corp.	4,667,910
		13,558,218
	Hotels, Restaurants & Leisure – 3.41%
75,821	Starbucks Corp.	6,431,895
18,535	Yum! Brands, Inc.	1,960,447
		8,392,342
	Household Durables – 0.54%
9,073	Whirlpool Corp.	1,326,200

	Insurance – 5.11%
2,272	Allstate Corp.	269,323
37,544	Lincoln National Corp.	2,045,397
206,899	MetLife, Inc.	10,284,949
		12,599,669
	Internet & Direct Marketing Retail – 2.53%
185,932	eBay, Inc.	6,239,878

	IT Services – 2.10%
192,582	Western Union Co.	5,180,456

	Life Sciences Tools & Services – 2.67%
29,368	Waters Corp.*	6,572,265

	Machinery – 2.32%
23,084	Caterpillar, Inc.	3,032,083
23,540	Dover Corp.	2,680,029
		5,712,112

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Media – 1.23%
110,875	Altice USA, Inc. – Class A*	$3,033,540

	Multi-line Retail – 0.21%
11,854	Kohl’s Corp.	506,759

	Oil, Gas & Consumable Fuels – 3.10%
21,078	Cabot Oil & Gas Corp.	296,989
84,924	Devon Energy Corp.	1,844,549
26,860	Hess Corp.	1,519,470
18,137	HollyFrontier Corp.	814,714
34,624	Phillips 66	3,163,595
		7,639,317
	Pharmaceuticals – 5.36%
74,365	Eli Lilly & Co.	10,384,329
75,498	Pfizer, Inc.	2,811,546
		13,195,875
	Road & Rail – 3.30%
70,688	CSX Corp.	5,396,322
15,195	Union Pacific Corp.	2,726,287
		8,122,609
	Semiconductors & Semiconductor Equipment – 6.27%
2,710	Lam Research Corp.	808,149
53,766	NXP Semiconductors NV#	6,820,755
67,752	QUALCOMM, Inc.	5,779,923
31,108	Teradyne, Inc.	2,052,817
		15,461,644
	Software – 1.92%
18,363	Citrix Systems, Inc.	2,225,963
47,819	Oracle Corp.	2,508,107
		4,734,070
	Specialty Retail – 1.88%
1,712	AutoZone, Inc.*	1,811,228
33,405	Best Buy Co., Inc.	2,829,069
		4,640,297
	Technology Hardware, Storage & Peripherals – 0.38%
16,418	Seagate Technology PLC#	935,662

	Tobacco – 0.40%
20,727	Altria Group, Inc.	985,154
	Total Common Stocks (Cost $223,817,157)	234,526,597

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2020 (Unaudited)

Shares		Value
	REITs – 4.19%
	Equity Real Estate Investment Trusts – 4.19%
5,256	Boston Properties, Inc.	$753,448
138,202	Host Hotels & Resorts, Inc.	2,258,221
59,962	Regency Centers Corp.	3,720,041
3,113	Simon Property Group, Inc.	414,496
13,972	VICI Properties, Inc.	374,450
42,443	Vornado Realty Trust	2,791,476
	Total REITs (Cost $10,662,040)	10,312,132
	Total Investments in Securities (Cost $234,479,197) – 99.37%	244,838,729
	Other Assets in Excess of Liabilities – 0.63%	1,558,970
	Net Assets – 100.00%	$246,397,699

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments
at January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS – 86.82%
	Air Freight & Logistics – 0.33%
14,993	Radiant Logistics, Inc.*	$72,416

	Biotechnology – 0.50%
1,264	Ligand Pharmaceuticals, Inc.*	110,992

	Building Products – 1.90%
1,888	American Woodmark Corp.*	207,019
5,724	Builders FirstSource, Inc.*	141,927
4,072	Quanex Building Products Corp.	72,156
		421,102
	Capital Markets – 2.84%
3,193	Artisan Partners Asset Management, Inc. – Class A	106,646
8,360	Brightsphere Investment Group, Inc.	76,996
5,687	Oppenheimer Holdings, Inc. – Class A	156,677
1,676	Stifel Financial Corp.	108,420
11,179	Waddell & Reed Financial, Inc. – Class A	178,641
		627,380
	Chemicals – 1.52%
6,158	Kraton Corp.*	101,299
10,058	Tredegar Corp.	204,680
1,050	Trinseo SA#	30,156
		336,135
	Commercial Banks – 17.59%
2,973	Bank of N.T. Butterfield & Son Ltd.#	98,763
2,559	Bar Harbor Bankshares	56,298
2,291	Berkshire Hills Bancorp, Inc.	64,492
51,992	Boston Private Financial Holdings, Inc.	592,708
2,471	Civista Bancshares, Inc.	54,387
3,651	Financial Institutions, Inc.	112,487
17,876	Fulton Financial Corp.	294,418
13,858	Great Western Bancorp, Inc.	409,504
11,418	Hancock Whitney Corp.	453,750
38,517	Hope Bancorp, Inc.	535,579
7,474	Independent Bank Corp.	159,794
2,424	LCNB Corp.	40,166
3,303	Midland States Bancorp, Inc.	87,265
1,913	Northrim BanCorp, Inc.	71,986
5,357	Pacific Premier Bancorp, Inc.	159,639
3,638	Renasant Corp.	116,161
9,274	Simmons First National Corp. – Class A	222,391
2,985	TCF Financial Corp.	126,206
9,462	Univest Financial Corp.	235,036
		3,891,030

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies – 2.45%
5,112	Ennis, Inc.	$106,636
2,844	Herman Miller, Inc.	109,921
3,765	HNI Corp.	135,427
10,147	Kimball International, Inc. – Class B	190,561
		542,545
	Communications Equipment – 0.22%
5,128	CalAmp Corp.*	49,331

	Construction & Engineering – 2.48%
1,984	EMCOR Group, Inc.	163,025
2,104	KBR, Inc.	57,229
4,036	MasTec, Inc.*	233,079
7,245	Sterling Construction Co., Inc.*	95,453
		548,786
	Consumer Finance – 2.23%
5,323	Curo Group Holdings Corp.*	55,412
17,464	Enova International, Inc.*	437,648
		493,060
	Diversified Consumer Services – 0.46%
4,275	American Public Education, Inc.*	101,873

	Diversified Financial Services – 0.59%
32,224	On Deck Capital, Inc.*	131,474

	Electronic Equipment, Instruments & Components – 3.01%
1,562	Belden, Inc.	76,960
5,355	Benchmark Electronics, Inc.	164,827
1,108	Insight Enterprises, Inc.*	72,984
1,599	PC Connection, Inc.	79,694
2,331	Sanmina Corp.*	74,219
9,665	Vishay Intertechnology, Inc.	196,103
		664,787
	Energy Equipment & Services – 1.47%
7,695	Era Group, Inc.*	76,488
19,126	Liberty Oilfield Services, Inc. – Class A	162,189
4,320	Matrix Service Co.*	86,918
		325,595
	Food & Staples Retailing – 1.65%
5,587	Ingles Markets, Inc. – Class A	232,922
3,586	Weis Markets, Inc.	131,570
		364,492

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Food Products – 0.93%
2,659	Cal-Maine Foods, Inc.	$94,900
4,266	Pilgrim’s Pride Corp.*	111,130
		206,030
	Health Care Providers & Services – 1.12%
10,735	MEDNAX, Inc.*	247,656

	Hotels, Restaurants & Leisure – 2.11%
10,942	Brinker International, Inc.	467,114

	Household Durables – 3.16%
5,323	M/I Homes, Inc.*	236,288
6,525	Meritage Homes Corp.*	463,014
		699,302
	Household Products – 0.35%
2,543	Central Garden & Pet Co. – Class A*	76,188

	Insurance – 4.55%
558	American National Insurance Co.	61,469
6,422	CNA Financial Corp.	286,614
11,005	CNO Financial Group, Inc.	193,578
2,548	HCI Group, Inc.	112,800
4,751	Mercury General Corp.	233,227
4,886	Universal Insurance Holdings, Inc.	118,925
		1,006,613
	IT Services – 0.71%
3,286	Sykes Enterprises, Inc.*	110,377
4,812	Unisys Corp.*	46,725
		157,102
	Machinery – 1.23%
3,171	Hillenbrand, Inc.	92,054
2,859	Meritor, Inc.*	62,641
10,171	Wabash National Corp.	117,983
		272,678
	Media – 2.87%
5,662	Cumulus Media, Inc.*	79,268
30,065	National CineMedia, Inc.	221,880
5,229	Sinclair Broadcast Group, Inc. – Class A	156,452
10,552	TEGNA, Inc.	178,329
		635,929

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining – 2.88%
2,672	Commercial Metals Co.	$54,910
2,822	Schnitzer Steel Industries, Inc. – Class A	45,378
13,881	Warrior Met Coal, Inc.	261,795
7,497	Worthington Industries, Inc.	275,740
		637,823
	Multi-line Retail – 1.32%
4,824	Dillard’s, Inc. – Class A	292,913

	Oil, Gas & Consumable Fuels – 4.89%
3,510	Berry Petroleum Corp.	24,044
4,144	CVR Energy, Inc.	143,424
7,393	Delek U.S. Holdings, Inc.	203,012
2,116	REX American Resources Corp.*	159,441
49,228	W&T Offshore, Inc.*	203,803
8,873	World Fuel Services Corp.	347,113
		1,080,837
	Paper & Forest Products – 1.66%
3,288	Schweitzer-Mauduit International, Inc.	115,179
14,939	Verso Corp. – Class A*	251,722
		366,901
	Pharmaceuticals – 0.36%
15,448	Siga Technologies, Inc.*	79,557

	Professional Services – 2.19%
12,162	Kforce, Inc.	450,602
1,061	VSE Corp.	33,008
		483,610
	Real Estate Management & Development – 1.18%
3,519	Altisource Portfolio Solutions SA*#	65,453
2,714	RE/MAX Holdings, Inc. – Class A	103,892
1,987	RMR Group, Inc. – Class A	91,541
		260,886
	Road & Rail – 0.55%
5,484	ArcBest Corp.	122,348

	Semiconductors & Semiconductor Equipment – 1.89%
8,085	Amkor Technology, Inc.*	90,956
1,550	Cirrus Logic, Inc.*	119,055
2,175	Ichor Holdings Ltd.*#	72,623
1,437	Onto Innovation, Inc.*	54,520
6,247	Photronics, Inc.*	79,837
		416,991

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail – 4.84%
4,228	Aaron’s, Inc.	$250,974
2,384	Abercrombie & Fitch Co. – Class A	39,002
11,102	Cato Corp. – Class A	178,076
1,499	Genesco, Inc.*	58,941
8,060	Haverty Furniture Companies, Inc.	162,248
7,642	Rent-A-Center, Inc.	222,611
2,801	Sally Beauty Holdings, Inc.*	42,995
2,257	Sleep Number Corp.*	116,439
		1,071,286
	Textiles, Apparel & Luxury Goods – 0.74%
5,135	Fossil Group, Inc.*	34,559
13,569	Vera Bradley, Inc.*	129,991
		164,550
	Thrifts & Mortgage Finance – 4.36%
1,869	Federal Agricultural Mortgage Corp. – Class C	142,605
6,716	Flagstar Bancorp, Inc.	236,672
30,057	Mr. Cooper Group, Inc.*	372,105
687	Walker & Dunlop, Inc.	45,596
9,612	Waterstone Financial, Inc.	168,114
		965,092
	Tobacco – 0.23%
949	Universal Corp.	50,439

	Trading Companies & Distributors – 3.46%
12,509	BMC Stock Holdings, Inc.*	365,075
15,015	GMS, Inc.*	401,200
		766,275
	Total Common Stocks (Cost $19,393,772)	19,209,118

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2020 (Unaudited)

Shares		Value
	REITs – 12.72%
	Equity Real Estate Investment Trusts – 12.72%
24,246	Alexander & Baldwin, Inc.	$530,018
11,543	DiamondRock Hospitality Co.	111,621
28,274	Franklin Street Properties Corp.	214,882
1,761	Mack-Cali Realty Corp.	38,672
13,706	Piedmont Office Realty Trust, Inc.	317,842
29,851	RLJ Lodging Trust	464,482
45,881	Summit Hotel Properties, Inc.	508,820
28,886	Sunstone Hotel Investors, Inc.	366,274
1,525	Tanger Factory Outlet Centers, Inc.	22,311
12,741	Xenia Hotels & Resorts, Inc.	238,129
	Total REITs (Cost $2,935,738)	2,813,051
	Total Investments in Securities (Cost $22,329,510) – 99.54%	22,022,169
	Other Assets in Excess of Liabilities – 0.46%	102,119
	Net Assets – 100.00%	$22,124,288

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at January 31, 2020 (Unaudited)

	O’Shaughnessy	O’Shaughnessy	O’Shaughnessy
	Market Leaders	Small Cap	Small/Mid Cap
	Value Fund	Value Fund	Growth Fund
ASSETS
Investments in securities, at value
(cost $234,479,197, $22,329,510
and $0, respectively)	$244,838,729	$22,022,169	$—
Cash	1,644,026	69,962	972,824
Receivables:
Fund shares issued	894,459	34,576	—
Dividends	215,997	12,091	—
Dividend tax reclaim	17,177	673	—
Due from Advisor (Note 4)	—	—	14,911
Prepaid expenses	36,724	20,424	12,085
Total assets	247,647,112	22,159,895	999,820
LIABILITIES
Payables:
Fund shares redeemed	524,002	—	—
Securities purchased	592,699	—	—
Administration fees	6,775	5,988	6,065
Audit fees	10,558	10,558	10,558
Transfer agent fees and expenses	14,763	4,638	4,433
Due to Advisor (Note 4)	86,412	2,194	—
Custody fees	—	359	—
Fund accounting fees	5,771	5,945	6,302
Chief Compliance Officer fee	1,977	1,977	1,977
Trustee fees and expenses	—	496	2,535
Shareholder reporting	6,390	1,299	1,791
Accrued other expenses	66	2,153	1,762
Total liabilities	1,249,413	35,607	35,423
NET ASSETS	$246,397,699	$22,124,288	$964,397

CALCULATION OF NET ASSET VALUE PER SHARE
Class I Shares
Net assets applicable to shares outstanding	$246,397,699	$22,124,288	$964,397
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	18,108,324	1,965,912	114,544
Net asset value, offering and
redemption price per share	$13.61	$11.25	$8.42

COMPONENTS OF NET ASSETS
Paid-in capital	$260,513,909	$25,056,298	$983,607
Total distributable earnings	(14,116,210)	(2,932,010)	(19,210)
Net assets	$246,397,699	$22,124,288	$964,397

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations
For the Six Months Ended January 31, 2020 (Unaudited)

	O’Shaughnessy	O’Shaughnessy	O’Shaughnessy
	Market Leaders	Small Cap	Small/Mid Cap
	Value Fund	Value Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $12,850, $254, and $284, respectively)	$2,931,379	$250,944	$78,487
Total income	2,931,379	250,944	78,487
Expenses
Advisory fees (Note 4)	490,059	88,747	36,913
Transfer agent fees and expenses (Note 4)	54,121	13,536	12,721
Registration fees	19,085	10,408	9,255
Administration fees (Note 4)	17,468	18,450	18,745
Fund accounting fees (Note 4)	16,334	17,692	18,606
Audit fees	10,558	10,558	10,558
Custody fees (Note 4)	9,991	6,846	5,985
Trustee fees and expenses	8,069	7,836	7,499
Reports to shareholders	7,800	2,950	2,420
Chief Compliance Officer fee (Note 4)	5,340	5,339	5,339
Miscellaneous expense	4,691	6,532	3,876
Legal fees	2,550	2,785	2,500
Insurance expense	1,515	758	772
Total expenses	647,581	192,437	135,189
Advisory fee waiver and
expense reimbursement (Note 4)	—	(82,613)	(61,979)
Net expenses	647,581	109,824	73,210
Net investment income	2,283,798	141,120	5,277
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain/(loss) on investments	1,251,113	(720,899)	1,154,765
Net change in unrealized appreciation/(depreciation)
on investments	2,165,509	89,496	(993,122)
Net realized and unrealized
gain/(loss) on investments	3,416,622	(631,403)	161,643
Net increase/(decrease) in net assets
resulting from operations	$5,700,420	$(490,283)	$166,920

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,283,798	$2,961,011
Net realized gain/(loss) on investments	1,251,113	(3,407,790)
Net change in unrealized
appreciation/(depreciation) on investments	2,165,509	179,074
Net increase/(decrease) in net assets
resulting from operations	5,700,420	(267,705)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(4,001,095)	(10,856,602)
Total distributions to shareholders	(4,001,095)	(10,856,602)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	37,043,080	78,731,618
Total increase in net assets	38,742,405	67,607,311

NET ASSETS
Beginning of period	207,655,294	140,047,983
End of period	$246,397,699	$207,655,294

(a) A summary of share transactions is as follows:

Class I Shares
Proceeds from shares issued in reorganization (Note 10)	$—	$11,769,240
Net proceeds from shares sold	64,668,154	115,308,909
Distributions reinvested	3,538,840	9,266,959
Payment for shares redeemed	(31,163,914)+	(57,613,490)+
Net increase in net assets from capital share transactions	$37,043,080	$78,731,618
+ Net of redemption fees of	$1,196	$30,095

Class I Shares
Shares issued in connection with reorganization (Note 10)	—	854,081
Shares sold	4,890,146	8,609,600
Shares issued on reinvestment of distributions	252,594	765,864
Shares redeemed	(2,261,199)	(4,478,686)
Net increase in shares outstanding	2,881,541	5,750,859

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$141,120	$169,793
Net realized loss on investments	(720,899)	(1,869,327)
Net change in unrealized
appreciation/(depreciation) on investments	89,496	(1,660,381)
Net decrease in net assets
resulting from operations	(490,283)	(3,359,915)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(262,134)	(717,120)
Total distributions to shareholders	(262,134)	(717,120)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	4,238,908	4,382,519
Total increase in net assets	3,486,491	305,484

NET ASSETS
Beginning of period	18,637,797	18,332,313
End of period	$22,124,288	$18,637,797

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$7,432,782	$10,200,995
Distributions reinvested	150,589	533,855
Payment for shares redeemed	(3,344,463)+	(6,352,331)+
Net increase in net assets from capital share transactions	$4,238,908	$4,382,519
+ Net of redemption fees of	$12	$10,717

Class I Shares
Shares sold	652,321	803,980
Shares issued on reinvestment of distributions	12,570	45,396
Shares redeemed	(284,101)	(534,650)
Net increase in shares outstanding	380,790	314,726

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$5,277	$(33,016)
Net realized gain on investments	1,154,765	151,759
Net change in unrealized
appreciation/(depreciation) on investments	(993,122)	(1,134,359)
Net increase/(decrease) in net assets
resulting from operations	166,920	(1,015,616)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(561,427)	(2,478,023)
Total distributions to shareholders	(561,427)	(2,478,023)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(15,092,318)	2,729,952
Total decrease in net assets	(15,486,825)	(763,687)

NET ASSETS
Beginning of period	16,451,222	17,214,909
End of period	$964,397	$16,451,222

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$741,668	$4,935,137
Distributions reinvested	363,216	1,390,763
Payment for shares redeemed	(16,197,202)+	(3,595,948)+
Net increase/(decrease) in net assets
from capital share transactions	$(15,092,318)	$2,729,952
+ Net of redemption fees of	$9	$138

Class I Shares
Shares sold	55,395	367,410
Shares issued on reinvestment of distributions	43,086	110,995
Shares redeemed	(1,166,801)	(278,409)
Net increase/(decrease) in shares outstanding	(1,068,320)	199,996

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	February 26,
	January 31,		Ended	Ended	Ended	2016* to
	2020		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2019	2018	2017	2016
Net asset value, beginning of period	$13.64		$14.78	$13.26	$10.87	$10.00

Income from investment operations:
Net investment income†	0.11		0.24	0.22	0.22	0.08
Net realized and unrealized
gain/(loss) on investments	0.09		(0.49)	1.82	2.29	0.79
Total from investment operations	0.20		(0.25)	2.04	2.51	0.87

Less distributions:
From net investment income	(0.23)		(0.12)	(0.18)	(0.12)	—
From net realized
gain on investments	—		(0.77)	(0.34)	—	—
Total distributions	(0.23)		(0.89)	(0.52)	(0.12)	—

Redemption fees retained†^	0.00		0.00	0.00	0.00	0.00

Net asset value, end of period	$13.61		$13.64	$14.78	$13.26	$10.87

Total return	1.40	%++	-0.90%	15.58%	23.25%	8.70	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$246,398		$207,655	$140,048	$56,835	$15,284

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	0.53	%+	0.59%	0.74%	1.20%	2.98	%+
After fee waiver and
expense reimbursement	0.53	%+	0.59%	0.65%	0.65%	0.65	%+

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	1.87	%+	1.76%	1.46%	1.23%	(0.63	)%+
After fee waiver and
expense reimbursement	1.87	%+	1.76%	1.55%	1.78%	1.70	%+

Portfolio turnover rate	29.08	%++	53.98%	50.95%	63.30%	2.32	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	February 26,
	January 31,		Ended	Ended	Ended	2016* to
	2020		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2019	2018	2017	2016
Net asset value, beginning of period	$11.76		$14.43	$13.26	$10.90	$10.00

Income from investment operations:
Net investment income†	0.05		0.11	0.15	0.20	0.05
Net realized and unrealized
gain/(loss) on investments	(0.43)		(2.32)	1.74	2.31	0.84
Total from investment operations	(0.38)		(2.21)	1.89	2.51	0.89

Less distributions:
From net investment income	(0.13)		(0.06)	(0.10)	(0.15)	—
From net realized
gain on investments	—		(0.41)	(0.62)	—	—
Total distributions	(0.13)		(0.47)	(0.72)	(0.15)	—

Redemption fees retained	0.00	†^	0.01 †	0.00 †^	0.00 †^	0.01	†

Net asset value, end of period	$11.25		$11.76	$14.43	$13.26	$10.90

Total return	-3.27	%++	-15.23%	14.70%	23.04%	9.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$22,124		$18,638	$18,332	$7,261	$2,628

Ratio of expenses to average net assets:
Before fee wavier and
expense reimbursement	1.73	%+	1.81%	2.53%	4.80%	10.64	%+
After fee wavier and
expense reimbursement	0.99	%+	0.99%	0.99%	0.99%	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before fee wavier and
expense reimbursement	0.53	%+	0.06%	(0.43)%	(2.21)%	(8.57	)%+
After fee wavier and
expense reimbursement	1.27	%+	0.88%	1.11%	1.60%	1.08	%+

Portfolio turnover rate	45.16	%++	75.32%	67.10%	77.61%	19.10	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2020		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.91		$17.51	$16.03	$13.96	$14.79	$15.54

Income from investment operations:
Net investment income/(loss)†	(0.11)		(0.03)	(0.05)	0.04	0.05	0.09
Net realized and unrealized
gain/(loss) on investments	0.39		(1.03)	2.99	2.07	0.05	1.11
Total from investment operations	0.28		(1.06)	2.94	2.11	0.10	1.20

Less distributions:
From net investment income	—		—	(0.04)	(0.04)	(0.05)	—
From net realized
gain on investments	(5.77)		(2.54)	(1.42)	—	(0.88)	(1.95)
Total distributions	(5.77)		(2.54)	(1.46)	(0.04)	(0.93)	(1.95)

Redemption fees retained	0.00	†^	0.00 †^	—	0.00 †^	0.00 †^	0.00 †^

Net asset value, end of period	$8.42		$13.91	$17.51	$16.03	$13.96	$14.79

Total return	1.98	%++	-4.44%	19.51%	15.17%	0.87%	8.54%

Ratios/supplemental data:
Net assets, end of period (thousands)	$964		$16,451	$17,215	$14,668	$14,303	$17,930

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	2.20	%+	1.78%	1.83%	1.84%	1.83%	1.95%#
After fee waiver and
expense reimbursement	1.19	%+	1.19%	1.19%	1.19%	1.19%	1.19%#

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	(0.92	)%+	(0.80)%	(0.97)%	(0.38)%	(0.30)%	(0.15)%
After fee waiver and
expense reimbursement	0.09	%+	(0.21)%	(0.33)%	0.27%	0.34%	0.61%

Portfolio turnover rate	46.22	%++	108.97%	84.81%	99.34%	90.41%	83.71%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at January 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”), the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Small/Mid Cap Growth Fund, which is a diversified fund, began operations on August 16, 2010. The Market Leaders Value Fund and Small Cap Value Fund, which are each diversified funds, began operations on February 26, 2016. The investment objectives of the Market Leaders Value, Small Cap Value and Small/Mid Cap Growth Funds are to seek long-term capital appreciation.

The Market Leaders Value Fund, Small Cap Value Fund and the Small/Mid Cap Growth Fund currently offer only Class I shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ returns filed for open tax years 2017-2019, or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2020 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fee: Effective September 13, 2019, the Funds do not charge a redemption fee. Prior to September 13, 2019, the Funds charged a 2.00% redemption fee to shareholders who redeemed shares held 90 days or less. Such fees were retained by the Funds and accounted for as an addition to paid-in capital.

For the period August 1, 2019 through September 12, 2019, the Funds retained redemption fees as follows:

Class I
Market Leaders Value Fund	$1,196
Small Cap Value Fund	12
Small/Mid Cap Growth Fund	9

G.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of January 31, 2020, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Refer to Note 11 for more information about subsequent events.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2020 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks and  real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2020 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2020:

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,033,540	$—	$—	$3,033,540
Consumer Discretionary	21,105,476	—	—	21,105,476
Consumer Staples	8,532,329	—	—	8,532,329
Energy	7,639,317	—	—	7,639,317
Financials	71,496,677	—	—	71,496,677
Health Care	42,568,874	—	—	42,568,874
Industrials	38,652,792	—	—	38,652,792
Information Technology	29,152,226	—	—	29,152,226
Materials	12,345,366	—	—	12,345,366
Total Common Stocks	234,526,597	—	—	234,526,597
REITs	10,312,132	—	—	10,312,132
Total Investments in Securities	$244,838,729	$—	$—	$244,838,729

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$635,929	$—	$—	$635,929
Consumer Discretionary	2,797,038	—	—	2,797,038
Consumer Staples	697,149	—	—	697,149
Energy	1,406,432	—	—	1,406,432
Financials	7,114,649	—	—	7,114,649
Health Care	438,205	—	—	438,205
Industrials	3,172,531	—	—	3,172,531
Information Technology	1,345,440	—	—	1,345,440
Materials	1,340,859	—	—	1,340,859
Real Estate	260,886	—	—	260,886
Total Common Stocks	19,209,118	—	—	19,209,118
REITs	2,813,051	—	—	2,813,051
Total Investments in Securities	$22,022,169	$—	$—	$22,022,169

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at January 31, 2020, the end of the reporting period. During the period ended January 31, 2020, the Funds recognized no transfers between levels.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

O’Shaughnessy Asset Management, LLC (the “Advisor”) provides the Funds with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Small/Mid Cap Growth Fund pays fees calculated at an annual rate 0.60%, based upon the Fund’s average daily net assets. For the Market Leaders Value Fund, the fees are calculated at an annual rate of 0.55% of average daily net assets for the first $25 million of assets, 0.45% of the Fund’s average daily net assets for the next $75 million of assets, and 0.35% of the Fund’s average daily net assets in excess of $100 million.  For the Small Cap Value Fund, the fees are calculated at an annual rate of 0.80% of average daily net assets for the first $25 million of assets, 0.75% of the Fund’s average daily net assets

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2020 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

for the next $75 million of assets, and 0.60% of the Fund’s average daily net assets in excess of $100 million.  For the six months ended January 31, 2020, the Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund incurred $490,059, $88,747 and $36,913 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Market Leaders Value Fund, the Small Cap Value Fund and the Small/Mid Cap Growth Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, extraordinary expenses or class specific expenses such as Rule 12b-1 fees or shareholder servicing plan fees) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Class I
Market Leaders Value Fund	0.65%
Small Cap Value Fund	0.99%
Small/Mid Cap Growth Fund	1.19%

percent of average daily net assets

Effective November 28, 2018, the Market Leaders Value Fund and the Small Cap Value Fund discontinued their temporary expense limitation agreements, therefore, any fees waived beginning November 28, 2018 will be subject to recapture. The Advisor is not able to recoup fees waived prior to November 28, 2018 of $55,557 for the Small Cap Value Fund.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended January 31, 2020, the Advisor reduced its fees and/or made expense payments in the amount of $82,613 and $61,979 for the Small Cap Value Fund and the Small/Mid Cap Growth Fund, respectively.

The advisor may recapture portions of the amounts shown below no later than the corresponding dates:

	7/31/20	7/31/21	7/31/22	1/31/23	Total
Small Cap Value Fund	$—	$—	$101,974	$82,613	$184,587
Small/Mid Cap Growth Fund	48,263	99,587	92,527	61,979	302,356

Fund Services serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended January 31, 2020 are disclosed in the statements of operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of Fund Services. Fees paid by the Funds to U.S. Bank N.A. for custody services for the six months ended January 31, 2020 are disclosed in the statements of operations.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2020 (Unaudited)

NOTE 5 – SHAREHOLDER SERVICING FEE (Continued)

provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended January 31, 2020, the Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund did not accrue shareholder servicing fees.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Market Leaders Value Fund	$104,495,310	$69,525,254
Small Cap Value Fund	13,768,312	9,663,108
Small/Mid Cap Growth Fund	5,222,431	21,684,900

NOTE 7 – LINES OF CREDIT

The Small Cap Value Fund and Small/Mid Cap Growth Fund each have lines of credit in the amount of $1,000,000. The Market Leaders Value Fund has a line of credit in the amount of $5,000,000. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended January 31, 2020, the Funds did not draw upon their lines of credit.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2020 and the year ended July 31, 2019 was as follows:

Market Leaders Value Fund
	January 31, 2020	July 31, 2019
Ordinary income	$4,001,095	$2,386,097
Long-term capital gains	—	8,470,505

Small Cap Value Fund
	January 31, 2020	July 31, 2019
Ordinary income	$262,134	$97,740
Long-term capital gains	—	619,380

Small/Mid Cap Growth Fund
	January 31, 2020	July 31, 2019
Long-term capital gains	$561,427	$2,478,023

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2020 (Unaudited)

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of July 31, 2019, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Market Leaders	Small Cap	Small/Mid Cap
	Value Fund	Value Fund	Growth Fund
Cost of investments (a)	$198,276,684	$18,954,517	$15,308,916
Gross tax unrealized appreciation	16,094,081	1,426,781	1,862,824
Gross tax unrealized depreciation	(7,918,640)	(1,832,955)	(870,471)
Net tax unrealized appreciation/(depreciation) (a)	8,175,441	(406,174)	992,353
Undistributed ordinary income	2,063,622	126,898	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	2,063,622	126,898	—
Other accumulated gains/(losses)	(26,054,598)	(1,900,317)	(617,056)
Total accumulated earnings/(losses)	$(15,815,535)	$(2,179,593)	$375,297

(a)	The differences between the book basis and tax basis net unrealized appreciation/(depreciation) and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.

At July 31, 2019, the Market Leaders Value Fund had short-term and long-term capital loss carryforwards of $18,134,076 and $828,650, respectively.  The Market Leaders Value Fund’s acquired losses are subject to an annual Section 382 limit of $246,042 in 2020, $144,951 in 2021, and $80,485 thereafter.

At July 31, 2019, the Funds deferred, on a tax basis, post-October losses:

	Post-October	Late Year Ordinary
	Capital Loss	Loss Deferral
Market Leaders Value Fund	$7,091,872	$—
Small Cap Value Fund	1,900,317	—
Small/Mid Cap Growth Fund	597,330	19,726

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Sector Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

•
Depositary Receipt Risk. A Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2020 (Unaudited)

NOTE 9 – PRINCIPAL RISKS (Continued)

movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

NOTE 10 – FUND REORGANIZATION

On May 29, 2019, the Board of Trustees of Advisors Series Trust approved a plan of reorganization (the “Reorganization”) whereby the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”) and the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), would merge into the Market Leaders Value Fund.  The reorganization was effective as of the close of business on July 26, 2019.

The reorganization was accomplished by a tax-free exchange of 818,505 shares of the All Cap Core Fund and 353,162 shares of the Enhanced Dividend Fund for 854,081 shares of the Market Leaders Value Fund. At the close of business on July 26, 2019, the net assets of the All Cap Core Fund were $7,921,365 and the net assets of the Enhanced Dividend Fund were $3,850,951. At the close of business on July 26, 2019 the net assets of the Market Leaders Value Fund were $197,690,293. After the reorganization, the net assets of the Market Leaders Value Fund were $209,462,610.

The total net assets of the All Cap Core Fund of $7,921,365 included $(1,335,014) of accumulated realized losses and $321,064 of unrealized appreciation. The total net assets of the Enhanced Dividend Fund of $3,850,951 included $(18,731,616) of accumulated realized losses and $110,834 of unrealized appreciation. Assuming the reorganization had been completed on August 1, 2018, the beginning of the annual reporting period for the O’Shaughnessy Funds, the pro forma results of operations for the year ended July 31, 2019, would have been as follows:

Market Leaders Value Fund
Net investment income	$3,276,784
Net realized loss on investments	(3,474,205)
Change in unrealized appreciation on investments	(1,602,244)
Net decrease in net assets resulting from operations	$(1,799,665)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization, it is not practicable to separate the amounts of revenue and earnings for the All Cap Core Fund and the Enhanced Dividend Fund that have been included in the Market Leaders Value Fund’s statement of operations since July 26, 2019.

NOTE 11 – SUBSEQUENT EVENTS

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from Fund Services. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services. The Board has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2020 (Unaudited)

NOTE 11 – SUBSEQUENT EVENTS (Continued)

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

The O’Shaughnessy Small/Mid Cap Growth Fund liquidated after the close of business on February 14, 2020. This decision was made by the advisor due to the unfavorable economies of operating a small fund with no realistic prospect for future growth.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement
(Unaudited)

At meetings held on October 23-24 and December 4-5, 2019, the Board (which was at the time comprised of five persons, all of whom were Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and O’Shaughnessy Asset Management, LLC (the “Advisor”) on behalf of the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the O’Shaughnessy Markets Leaders Value Fund (the “Market Leaders Value Fund”) and the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) (collectively, the “Funds”).  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds, as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan, and risk management process.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss Fund performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2019 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

Small/Mid Cap Growth Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one-, three-, and five-year periods. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index over the one-, three-, and five-year periods.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite and considered the reasons for any differences, noting that the Fund underperformed its similarly managed composite for the one-, three-, and five-year periods.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to a limitation on the number of holdings for similarly managed accounts (no more than 100), which does not apply to the Fund.

Market Leaders Value Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one-year period and outperformed its peer group median for the three-year period. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-year period and outperformed for the three-year period.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite, noting that the Fund had outperformed its similarly managed composite for the one-year period and underperformed for the three-year period.

Small Cap Value Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe and was below its peer group median for the one- and three-year periods. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one- and three-year periods.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite, noting that the Fund had outperformed for the one- and three-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Small/Mid Cap Growth Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.19% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio was above the median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below the median and average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Advisor received only 0.00% of advisory fees from the Fund for the year ended June 30, 2019.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than or equal to the fees charged to the Advisor’s similarly managed account clients depending on the asset level.

Market Leaders Value Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 0.65% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio was below the median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below the median and average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than or higher than the fees charged to the Advisor’s similarly managed account clients depending on the asset level.

Small Cap Value Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 0.99% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was slightly below its peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio was equal to the peer group median and below the average.  The Board noted that the contractual advisory fee was equal to its peer group median and slightly below average, as well as equal to the peer group median and below the average when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

Expense Cap, the Advisor did not receive any advisory fees from the Fund for the year ended June 30, 2019.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than, equal to, or lower than the fees charged to the Advisor’s similarly managed account clients depending on the asset level.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for each Fund and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  In this regard, the Board noted that the Advisor contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. In this regard, the Board noted that the Market Leaders Value Fund’s expenses are currently running below its Expense Cap.  The Board also noted that the Market Leaders Value Fund and Small Cap Value Fund advisory fees included breakpoints and that the breakpoints were currently in effect for the Market Leaders Value Fund. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds which are used to pay custodial platform costs.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Small/Mid Cap Growth Fund, the Market Leaders Value Fund and the Small Cap Value Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

O’Shaughnessy Mutual Funds

Notice to Shareholders
at January 31, 2020 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q AND FORM N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020).  The Funds’ Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-Q and Form N-PORT is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    4/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    4/8/20

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date    4/8/20

* Print the name and title of each signing officer under his or her signature